T. ROWE PRICE Global Industrials Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.1%
INDUSTRIALS & BUSINESS SERVICES 95.1%
Aerospace & Defense 14.1%
Airbus (EUR) (1) 86,848 10,480
Boeing (1) 20,274 3,882
Honeywell International  31,193 6,070
MDA (CAD) (1) 256,900 2,121
Montana Aerospace (CHF) (1) 75,668 1,331
Safran (EUR)  25,947 3,055
Textron  33,926 2,523
29,462
Air Freight & Logistics 6.0%
Deppon Logistics, A Shares (CNH)  58,700 149
FedEx  21,242 4,915
United Parcel Service, Class B  34,354 7,368
12,432
Airlines 1.9%
Allegiant Travel (1) 8,960 1,455
Sun Country Airlines Holdings (1) 57,179 1,497
Wizz Air Holdings (GBP) (1) 26,860 1,013
3,965
Auto Components 2.4%
Huayu Automotive Systems, A Shares (CNH)  222,415 695
Hyundai Mobis (KRW)  8,415 1,483
Magna International  23,238 1,495
Stanley Electric (JPY)  76,000 1,437
5,110
Automobiles 6.5%
BRP (CAD)  11,710 959
Ferrari  7,578 1,653
Rivian Automotive, Acquisition Date: 12/23/19 - 3/2/22,
Cost $1,132 (1)(2) 36,690 1,751
Rivian Automotive, Class A (1)(3) 18,885 949
Suzuki Motor (JPY)  77,200 2,645
Tesla (1) 3,980 4,289
Zhongsheng Group Holdings (HKD)  187,000 1,315
13,561
Building Products 1.2%
Armstrong World Industries  16,946 1,525
Voltas (INR)  58,124 950
2,475

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Business Services 8.3%
Ashtead Group (GBP)  56,334 3,547
Compass Group (GBP)  138,867 2,988
Linde  5,981 1,911
Recruit Holdings (JPY)  107,700 4,679
Rentokil Initial (GBP)  327,081 2,253
Stericycle (1) 31,730 1,870
17,248
Chemicals 0.7%
Nippon Sanso Holdings (JPY)  71,900 1,367
1,367
Construction & Engineering 0.8%
Quanta Services  13,170 1,733
1,733
Construction & Farm Equipment 3.7%
Cummins  22,367 4,588
Komatsu (JPY)  134,700 3,236
7,824
Diversified Telecommunication Services 0.3%
Globalstar (1)(3) 349,940 514
514
Electrical Equipment 9.7%
Alstom (EUR)  109,091 2,553
Belden  50,571 2,802
Generac Holdings (1) 7,140 2,122
Hamamatsu Photonics (JPY)  35,900 1,907
Infineon Technologies (EUR)  37,915 1,283
Littelfuse  4,481 1,117
Panasonic (JPY)  196,000 1,903
Roper Technologies  10,950 5,171
Shenzhen Inovance Technology, Class A (CNH)  158,900 1,417
20,275
Household Durables 1.3%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  537,908 2,724
2,724
Industrial Conglomerates 15.5%
Ball  22,284 2,006
Fortive  5,301 323
General Electric  125,950 11,524
GVS (EUR)  81,873 741
Melrose Industries (GBP)  1,359,607 2,206
Sealed Air  48,491 3,247

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Siemens (EUR)  56,883 7,876
Smiths Group (GBP)  112,967 2,140
TKH Group, CVA (EUR)  42,208 2,356
32,419
Industrial Machinery 12.8%
Alfa Laval (SEK)  69,549 2,392
Hoshizaki (JPY)  56,100 3,849
Ingersoll Rand  81,100 4,083
Middleby (1) 22,378 3,669
Miura (JPY)  78,300 1,929
Mueller Water Products, Class A  178,700 2,309
Quaker Chemical  15,390 2,660
SMC (JPY)  4,500 2,516
Thermon Group Holdings (1) 45,140 731
Weir Group (GBP)  95,100 2,029
Xometry, Class A (1)(3) 18,370 675
26,842
Information Technology 2.1%
Keyence (JPY)  5,400 2,504
NARI Technology, A Shares (CNH)  382,594 1,883
4,387
Road & Rail 5.5%
Canadian Pacific Railway (3) 49,180 4,059
Descartes Systems Group (1) 14,210 1,041
JB Hunt Transport Services  7,472 1,500
Norfolk Southern  11,970 3,414
Saia (1) 5,950 1,451
11,465
Trading Companies & Distribution 1.6%
Air Lease  75,202 3,358
3,358
Transportation Infrastructure 0.7%
Beijing Capital International Airport, Class H (HKD) (1) 2,490,000 1,447
1,447
Total Industrials & Business Services 198,608
Total Common Stocks (Cost $200,119) 198,608

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 1.9%
INDUSTRIALS & BUSINESS SERVICES 1.9%
Aerospace & Defense 1.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $656 (1)(2)(4) 14,560 991
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $1,034 (1)(2)(4) 15,209 1,034
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $429 (1)(2)(4) 76,918 429
2,454
Automobiles 0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(2)(4) 3,598 112
112
Business Services 0.5%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(2)(4) 21,331 1,112
1,112
Information Technology 0.2%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $375 (1)(2)(4) 18,014 375
375
Total Industrials & Business Services 4,053
Total Convertible Preferred Stocks (Cost $3,654) 4,053
PREFERRED STOCKS 1.7%
INDUSTRIALS & BUSINESS SERVICES 1.7%
Automobiles 1.7%
Volkswagen (EUR)  20,294 3,487
Total Industrials & Business Services 3,487
Total Preferred Stocks (Cost $4,016) 3,487
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 2,187,630 2,188
Total Short-Term Investments (Cost $2,188) 2,188

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 896,867 897
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 897
Total Securities Lending Collateral (Cost $897) 897
Total Investments in Securities 100.1%
(Cost $210,874) $ 209,233
Other Assets Less Liabilities (0.1)% (275)
Net Assets 100.0% $ 208,958
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $5,804 and represents 2.8% of net assets.
(3) All or a portion of this security is on loan at March 31, 2022.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
SEK Swedish Krona

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 7,545  ¤  ¤ $ 3,085
Total $ 3,085^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,085.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Industrials Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Industrials Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Industrials Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 105,499 $ 93,109 $ — $ 198,608
Convertible Preferred Stocks — — 4,053 4,053
Preferred Stocks — 3,487 — 3,487
Short-Term Investments 2,188 — — 2,188
Securities Lending Collateral 897 — — 897
Total $ 108,584 $ 96,596 $ 4,053 $ 209,233

T. ROWE PRICE Global Industrials Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2022, totaled $65,000 for the period ended
March 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F153-054Q1 03/22
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/22
Investment in Securities
Convertible Preferred Stocks $ 3,184 $ 65 $ 804 $ 4,053